Income Tax (Narrative) (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
Feb. 28, 2013
Income Tax 1	25.00%
Income Tax 2	26.25%
Income Tax 3	28.17%
Income Tax 4	6.2
Income Tax 5	8.3